Loans - Recorded Investment in Nonaccrual, Restructured and Loans Past Due 90 Days or More and Accruing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	$ 56,564	$ 70,426	$ 80,664
Nonaccrual Loans	72,056	87,822
Accruing TDRs	20,177	18,228
Loans Past Due 90 Days or More and Accruing	1,845	2,138
Total Nonperforming Loans	94,078	108,188
Impaired Financing Receivable, Average Recorded Investment	67,070	79,496	70,762
Impaired Financing Receivable, Interest Income, Cash Basis Method	2,708	4,777	1,963
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	18,039	20,624	30,595
Nonaccrual Loans	16,773	20,057
Accruing TDRs	1,291	600
Loans Past Due 90 Days or More and Accruing	0	15
Total Nonperforming Loans	18,064	20,672
Impaired Financing Receivable, Average Recorded Investment	23,154	26,821	20,179
Impaired Financing Receivable, Interest Income, Cash Basis Method	963	885	340
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	18,142	24,474	18,025
Nonaccrual Loans	12,979	19,169
Accruing TDRs	5,163	5,305
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	18,142	24,474
Impaired Financing Receivable, Average Recorded Investment	21,692	22,828	17,883
Impaired Financing Receivable, Interest Income, Cash Basis Method	903	884	550
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	1,324	2,226	6,720
Nonaccrual Loans	986	1,833
Accruing TDRs	338	393
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	1,324	2,226
Impaired Financing Receivable, Average Recorded Investment	1,729	5,503	7,732
Impaired Financing Receivable, Interest Income, Cash Basis Method	64	66	47
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	8	0
Accruing TDRs	92	104
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	100	104
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	52	61
Accruing TDRs	0	95
Loans Past Due 90 Days or More and Accruing	0	12
Total Nonperforming Loans	52	168
Commercial
Financing Receivable, Recorded Investment [Line Items]
Impaired Financing Receivable, Recorded Investment	19,059	23,102	25,324
Nonaccrual Loans	18,835	23,013
Accruing TDRs	224	89
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	19,059	23,102
Impaired Financing Receivable, Average Recorded Investment	20,490	24,341	24,968
Impaired Financing Receivable, Interest Income, Cash Basis Method	778	2,942	$ 1,026
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	16,841	18,313
Accruing TDRs	10,766	9,612
Loans Past Due 90 Days or More and Accruing	568	887
Total Nonperforming Loans	28,175	28,812
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	1,593	1,783
Accruing TDRs	1,025	673
Loans Past Due 90 Days or More and Accruing	14	25
Total Nonperforming Loans	2,632	2,481
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	586	644
Accruing TDRs	616	609
Loans Past Due 90 Days or More and Accruing	7	60
Total Nonperforming Loans	1,209	1,313
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	3,403	2,949
Accruing TDRs	662	748
Loans Past Due 90 Days or More and Accruing	1,256	1,139
Total Nonperforming Loans	5,321	4,836
Impaired Financing Receivable, Average Recorded Investment	$ 5	$ 3